Related Party Transactions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Whitfield Management Limited [Member
Disclosure of transactions between related parties [line items]
Key management personnel services related party transactions	€ 2.2	€ 1.6	€ 0.3
Super Group Limited [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		€ 0.7